UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Asset Strategy Fund
June 30, 2007
BULLION - 1.94%	Troy Ounces	Value

Gold	98,939	$64,245,972
(Cost: $64,080,919)

COMMON STOCKS	Shares

Aircraft - 1.68%
Boeing Company (The)	500,215	48,100,674
Raytheon Company	139,772	7,532,313
		55,632,987
Banks - 2.49%
China Merchants Bank Co., Limited, H Shares (A)*	5,586,000	17,002,609
Housing Development Finance Corporation Limited (A)	273,175	7,695,945
ICICI Bank Limited (A)	903,671	21,211,459
Standard Bank Group Limited (A)	671,085	9,333,945
Standard Chartered PLC (A)	833,261	27,274,498
		82,518,456
Business Equipment and Services - 5.70%
Akamai Technologies, Inc.*	112,394	5,468,530
Bucyrus International, Inc., Class A	260,652	18,438,522
Ctrip.com International, Ltd.	673,417	52,974,348
Infosys Technologies Limited (A)	258,691	12,259,621
Jacobs Engineering Group Inc.*	556,284	31,991,893
Mitsui & Co., Ltd. (A)	442,000	8,813,076
Renewable Energy Corporation ASA (A)*	1,519,290	59,257,192
		189,203,182
Capital Equipment - 5.56%
China Shenhua Energy Company Limited, H Shares (A)	7,981,000	27,864,909
Deere & Company	125,980	15,210,825
Foster Wheeler Ltd.*	154,465	16,512,309
Joy Global Inc.	325,264	18,987,286
SunPower Corporation, Class A*	1,081,336	68,162,015
Suntech Power Holdings Co., Ltd., ADR*	1,030,866	37,595,683
		184,333,027
Chemicals -- Petroleum and Inorganic - 2.40%
E.I. du Pont de Nemours and Company	547,088	27,813,954
Monsanto Company	519,228	35,068,659
Yara International ASA (A)	549,548	16,588,159
		79,470,772
Chemicals -- Specialty - 0.42%
Mosaic Company*	357,113	13,934,549

Coal - 0.90%
Yanzhou Coal Mining Company Limited, Class H (A)*	19,548,000	29,850,000

Communications Equipment - 1.16%
Nokia Corporation, Series A, ADR	1,372,443	38,579,373

Consumer Electronics - 2.40%
Nintendo Co., Ltd. (A)	217,100	79,522,518

Electrical Equipment - 1.00%
Siemens AG (A)	231,884	33,283,208

Food and Related - 4.46%
Archer Daniels Midland Company	1,069,930	35,403,984
Bunge Limited	617,236	52,156,442
Cermaq ASA (A)	408,500	7,135,129
IOI Corporation Berhad (A)	10,271,700	15,470,772
Kuala Lumpur Kepong Berhad (A)	4,719,950	17,635,729
Marine Harvest ASA (A)*	5,628,000	6,127,195
Olam International Limited (A)	7,006,000	14,096,672
		148,025,923
Forest and Paper Products - 0.33%
Pentair, Inc.	286,745	11,059,755

Health Care -- Drugs - 0.51%
Abbott Laboratories	315,471	16,893,472

Hospital Supply and Management - 0.82%
Wilmar International Limited (A)	13,020,000	27,047,918

Hotels and Gaming - 0.91%
Las Vegas Sands, Inc.*	396,528	30,290,774

Household -- General Products - 0.73%
Hengan International Group Company Limited (A)	6,842,000	24,325,711

Insurance -- Life - 0.54%
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	2,531,000	17,883,895

Mining - 7.79%
BHP Billiton Plc (A)	2,858,609	84,896,461
Cameco Corporation (A)	266,418	13,505,348
Rio Tinto plc (A)	1,090,649	83,816,895
Southern Copper Corporation	808,742	76,232,021
		258,450,725
Motor Vehicles - 0.65%
Suzuki Motor Corporation (A)	564,300	16,041,015
Tata Motors Limited (A)	337,742	5,560,857
		21,601,872
Multiple Industry - 1.27%
Keppel Corporation Limited (A)	1,074,000	8,770,211
Reliance Industries Limited (A)	576,141	24,069,686
Shandong Simcere Medgenn Bio-Pharmaceutical Company Limited*	664,294	9,373,188
		42,213,085
Non-Residential Construction - 2.95%
China Communications Construction Company Limited, H Shares (A)*	20,313,000	36,369,705
Fluor Corporation	279,331	31,109,093
Kurita Water Industries Ltd. (A)	963,400	30,281,080
		97,759,878
Petroleum -- International - 3.59%
Apache Corporation	405,275	33,066,387
China Petroleum & Chemical Corporation, H Shares (A)	33,618,000	37,189,955
Devon Energy Corporation	409,069	32,026,012
OAO NOVATEK, GDR (A)	323,600	16,827,200
		119,109,554
Petroleum -- Services - 3.25%
Baker Hughes Incorporated	879,635	74,003,693
Transocean Inc.*	318,965	33,803,911
		107,807,604
Real Estate Investment Trust - 1.28%
Agile Property Holdings Limited (A)	11,538,000	15,110,129
Hongkong Land Holdings Limited (A)	2,812,000	12,654,000
Keppel Land Limited (A)	2,542,000	14,530,459
		42,294,588
Security and Commodity Brokers - 15.96%
Chicago Mercantile Exchange Holdings Inc. (B)(C)	252,976	135,180,255
Deutsche Borse AG (A)	1,196,504	134,411,358
Goldman Sachs Group, Inc. (The)	140,354	30,421,730
NYMEX Holdings, Inc.	339,896	42,701,134
Nomura Holdings, Inc. (A)	1,582,600	30,848,650
Singapore Exchange Limited (A)	11,836,000	75,775,143
UBS AG	1,336,003	80,173,540
		529,511,810
Steel - 1.28%
Companhia Vale do Rio Doce, ADR	954,676	42,530,816

Timesharing and Software - 0.18%
Tencent Holdings Limited (A)	1,501,000	6,046,846

Utilities -- Electric - 2.10%
Veolia Environment (A)	885,804	69,571,911

Utilities -- Telephone - 8.07%
America Movil, S.A. de C.V.	769,663	47,665,230
Bharti Airtel Limited (A)*	808,014	16,594,013
China Mobile Limited (A)	9,971,000	107,052,569
Equinix, Inc.*	356,322	32,610,589
Open Joint Stock Company ''Vimpel-Communications'', ADR*	171,015	18,018,140
Reliance Communication Ventures Limited (A)*	1,230,230	15,638,927
Singapore Telecommunications Limited (A)	13,520,000	30,029,724
		267,609,192

TOTAL COMMON STOCKS - 80.38%		$2,666,363,401

(Cost: $2,232,294,207)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.22%
Banco BMG S.A.,
8.75%, 7-1-10 (D)	$2,000	2,060,000
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,225	3,286,597
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,950	1,987,606
		7,334,203
Beverages - 0.01%
Central European Distribution Corporation,
8.0%, 7-25-12 (D)(E)	EUR320	462,340

Business Equipment and Services - 0.12%
Shimao Property Holdings Limited,
8.0%, 12-1-16 (F)	$4,000	4,010,000

Construction Materials - 0.01%
Interface, Inc.,
9.5%, 2-1-14	170	183,175

Finance Companies - 0.68%
ALROSA Finance S.A.,
8.125%, 5-6-08	3,300	3,350,820
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (F)	10,750	10,653,143
Russian Standard Bank:
8.125%, 4-21-08	5,000	5,017,400
7.5%, 10-7-10	1,400	1,353,324
7.5%, 10-7-10 (F)	200	193,000
Toyota Motor Credit Corporation,
4.28%, 1-18-15 (G)	325	288,880
VTB Capital S.A.,
8.255%, 7-30-07 (G)	1,750	1,752,975
		22,609,542
Food and Related - 0.17%
Cosan S.A. Industria e Comercio:
9.0%, 11-1-09	4,840	5,118,300
9.0%, 11-1-09 (F)	500	528,750
		5,647,050
Forest and Paper Prodcuts - 0.20%
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (D)	1,500	1,595,718
Sino-Forest Corporation:
9.125%, 8-17-11	4,000	4,240,000
9.125%, 8-17-11 (F)	700	742,000
		6,577,718
Homebuilders, Mobile Homes - 0.03%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	900	931,500

Mining - 0.12%
Vedanta Resources plc:
6.625%, 2-22-10	3,500	3,491,250
6.625%, 2-22-10 (F)	550	548,625
		4,039,875
Motion Pictures - 0.01%
Cinemark, Inc.,
0.0%, 3-15-14 (H)	400	364,000

Motor Vehicles - 0.01%
Hyundai Motor Company,
5.3%, 12-19-08 (D)	320	317,393

Non-Residential Construction - 0.07%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (D)	2,200	2,381,500

Steel - 0.17%
Evraz Group S.A.:
8.25%, 11-10-15	1,500	1,532,100
8.25%, 11-10-15 (F)	500	511,250
EvrazSecurities S.A.,
10.875%, 8-3-09	3,500	3,786,405
		5,829,755
Trucking and Shipping - 0.39%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	12,760	12,951,400

Utilities -- Electric - 0.64%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (D)(E)	BRL23,100	13,820,961
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16	$3,350	3,358,375
8.875%, 12-15-16 (F)	3,000	3,007,500
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	900	918,051
		21,104,887
Utilities -- Telephone - 0.10%
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	2,400	2,442,960
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	750	771,300
		3,214,260

TOTAL CORPORATE DEBT SECURITIES - 2.95%		$97,958,598

(Cost: $94,844,852)

OTHER GOVERNMENT SECURITIES

Germany - 2.84%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (E)	EUR70,200	94,141,255

Russia - 0.01%
Open Joint Stock Company "Russian Railroads",
6.67%, 1-22-09 (E)	RUB7,000	274,019

TOTAL OTHER GOVERNMENT SECURITIES - 2.85%		$94,415,274

(Cost: $89,661,125)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.98%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
4.5%, 8-15-17	$5,565	486,840
5.5%, 9-15-17	5,011	803,394
5.0%, 11-15-17	2,549	299,729
5.0%, 5-15-18	3,313	788,633
5.0%, 4-15-19	432	63,512
5.0%, 4-15-19	212	30,960
5.0%, 2-15-20	146	775
5.0%, 7-15-21	296	15,430
5.0%, 6-15-22	203	4,675
5.0%, 7-15-22	938	22,582
5.0%, 11-15-22	571	90,106
5.0%, 1-15-23	213	6,330
5.5%, 3-15-23	3,858	776,695
5.0%, 4-15-23	160	9,343
5.0%, 5-15-23	382	61,929
5.0%, 6-15-23	3,719	613,452
5.0%, 6-15-23	3,016	485,831
5.0%, 8-15-23	283	49,072
5.5%, 11-15-23	1,100	56,281
5.5%, 11-15-23	640	36,780
5.0%, 9-15-24	473	29,261
5.5%, 9-15-24	251	15,416
5.5%, 4-15-25	183	13,721
5.5%, 4-15-25	72	9,062
5.0%, 9-15-25	715	51,009
5.5%, 10-15-25	4,293	896,459
5.0%, 4-15-26	2,611	196,278
5.0%, 10-15-28	990	193,025
5.5%, 2-15-30	266	29,765
5.0%, 8-15-30	370	37,902
5.0%, 10-15-30	1,250	329,595
5.5%, 3-15-31	386	52,797
5.5%, 10-15-32	4,057	824,891
5.5%, 1-15-33	2,847	704,172
5.5%, 5-15-33	2,926	751,113
5.0%, 7-15-33	2,869	734,434
6.0%, 11-15-35	3,041	700,528
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	429	29,366
5.0%, 5-25-22	253	36,468
5.0%, 7-25-23	5,599	1,003,060
5.0%, 8-25-23	1,774	307,783
5.0%, 11-25-23	2,832	517,641
5.5%, 9-25-25	250	14,862
5.5%, 11-25-25	543	31,708
4.5%, 4-25-30	2,559	335,071
5.0%, 9-25-30	2,416	365,545
5.0%, 3-25-31	6,619	1,118,213
5.0%, 8-15-31	4,283	779,699
5.5%, 6-25-33	4,307	898,474
5.5%, 8-25-33	7,883	1,664,112
5.5%, 12-25-33	3,607	773,278
5.5%, 4-25-34	7,333	1,770,662
5.5%, 8-25-35	3,674	1,090,236
5.5%, 11-25-36	11,711	3,142,217
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	840	89,378
5.0%, 6-20-31	829	113,949
5.5%, 3-20-32	3,565	604,422
5.0%, 10-20-32	1,685	515,269
7.0%, 5-20-33	7,493	1,799,188
5.5%, 7-16-33	3,205	740,561
5.0%, 7-20-33	157	31,943
5.5%, 11-20-33	858	155,410
5.5%, 6-20-35	7,498	1,793,507
5.5%, 7-20-35	3,032	703,076
5.5%, 7-20-35	1,430	212,664
5.5%, 10-16-35	7,103	1,754,291
		32,663,830
Treasury Inflation Protected Obligations - 1.55%
United States Treasury Notes:
3.875%, 1-15-09 (I)	6,250	8,002,290
2.375%, 4-15-11 (I)	42,000	43,256,646
		51,258,936

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.53%		$83,922,766

(Cost: $83,417,707)

PUT OPTIONS	Number of Contracts

Archer Daniels Midland Company, August 31.5,	10,699	835,592
Expires 8-20-07
Corporate Executive Board Company (The) Collar, August 60,	1,153	144,817
Expires 8-20-07

TOTAL PUT OPTIONS - 0.03%		$980,409

(Cost: $740,457)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.31%)	Face Amount in Thousands

Chinese Yuan Renminbi, 11-9-07 (E)	CNY406,000	128,019
Chinese Yuan Renminbi, 11-9-07 (E)	590,000	(88,525)
Chinese Yuan Renminbi, 11-16-07 (E)	133,500	11,948
Chinese Yuan Renminbi, 11-16-07 (E)	1,014,000	(372,500)
Chinese Yuan Renminbi, 12-6-07 (E)	742,500	63,632
Euro, 1-10-08 (E)	EUR59,300	1,533,980
Euro, 1-10-08 (E)	38,200	(332,845)
Japanese Yen, 1-10-08 (E)	JPY1,610,000	42,743
Japanese Yen, 1-10-08 (E)	30,050,000	(12,642,947)
Russian Ruble, 6-16-08 (E)	RUB1,720,000	570,469
Russian Ruble, 6-25-08 (E)	2,540,000	656,375
Singapore Dollar, 8-21-07 (E)	SGD19,200	161,799
		$(10,267,852)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 0.30%
Lloyds TSB Bank PLC,
5.29%, 7-3-07	$10,000	9,997,061

Beverages - 0.51%
Coca-Cola Company (The),
5.24%, 8-2-07	5,000	4,976,711
PepsiCo, Inc.,
5.27%, 7-10-07	12,000	11,984,190
		16,960,901
Capital Equipment - 0.71%
Caterpillar Inc.,
5.32%, 7-2-07	10,000	9,998,522
Deere (John) Capital Corporation,
5.27%, 8-13-07	13,700	13,613,762
		23,612,284
Chemicals -- Specialty - 0.23%
Air Products and Chemicals, Inc.,
5.35%, 7-2-07	7,705	7,703,855

Finance Companies - 1.59%
BP Capital Markets p.l.c.:
5.34%, 7-2-07	22,000	21,996,737
5.34%, 7-2-07	10,733	10,731,408
General Electric Capital Corporation,
5.26%, 7-2-07	20,000	19,997,078
		52,725,223
Food and Related - 0.41%
Hershey Company (The),
5.24%, 8-2-07	13,629	13,565,519

Health Care -- Drugs - 0.60%
Abbott Laboratories,
5.26%, 7-13-07	20,000	19,964,934

Household -- General Products - 0.42%
Procter & Gamble Company (The),
5.26%, 8-20-07	14,000	13,897,722

Multiple Industry - 0.42%
Honeywell International Inc.,
5.31%, 7-2-07	14,000	13,997,935

Retail -- General Merchandise - 0.46%
Target Corporation,
5.27%, 7-2-07	15,000	14,997,804

Security and Commodity Brokers - 0.45%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.35%, 7-2-07	14,969	14,966,776

Total Commercial Paper - 6.10%		202,390,014

Municipal Obligations -- Taxable
California - 0.94%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.3%, 8-2-07	17,000	17,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.35%, 7-5-07 (G)	14,200	14,200,000
		31,200,000
Indiana - 0.09%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
5.34%, 7-5-07 (G)	3,055	3,055,000

Kansas - 0.09%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.4%, 7-2-07 (G)	2,795	2,795,000

Washington - 0.20%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Brittany Park Project), Series 1996B (U.S. Bank of Washington, National Association),
5.38%, 7-5-07 (G)	3,330	3,330,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand, Multifamily Revenue Bonds (Olympic Place Apartments Project), Series 2003B,
5.38%, 7-5-07 (G)	3,175	3,175,000
		6,505,000
Wisconsin - 0.13%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
5.4%, 7-2-07 (G)	4,410	4,410,000

Total Municipal Obligations - Taxable - 1.45%		47,965,000

Notes
Business Equipment and Services - 0.38%
Schlitz Park Associates II Limited Partnership and 1610 N. 2nd Street LLC, Taxable Variable Rate Demand Bonds, Series 2001 (U.S. Bank NA),
5.4%, 7-2-07 (G)	12,780	12,780,000

Finance Companies - 0.14%
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.32%, 7-5-07 (G)	4,550	4,550,000

Health Care -- General - 0.29%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
5.36%, 7-5-07 (G)	9,510	9,510,000

Hospital Supply and Management - 0.05%
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.35%, 7-5-07 (G)	1,730	1,730,000

Retail -- General Merchandise - 0.21%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
5.4%, 7-2-07 (G)	6,845	6,845,000

Total Notes - 1.07%		35,415,000

United States Government Obligations - 1.01%
Overseas Private Investment Corporation:
5.31%, 7-4-07 (G)	10,217	10,217,375
5.31%, 7-4-07 (G)	5,000	5,000,000
5.35%, 7-4-07 (G)	10,500	10,500,000
5.35%, 7-4-07 (G)	7,861	7,860,465
		33,577,840

TOTAL SHORT-TERM SECURITIES - 9.63%		$319,347,854

(Cost: $319,347,854)

TOTAL INVESTMENT SECURITIES - 100.00%		$3,316,966,422

(Cost: $2,884,387,121)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at June 30, 2007:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Bear Stearns	CMBX BBB 7.1	2.0%	12-13-49	$10,600,000	$404,732
Goldman Sachs	CMBX BBB 7.1	2.0%	12-13-49	13,100,000	491,127
Merrill Lynch International	CMBX BBB 7.1	2.0%	12-13-49	7,800,000	324,823
Bear Stearns	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	33,100,000	184,882
Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	7,000,000	(349,216)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	7,000,000	(361,741)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	14,000,000	(718,470)
Goldman Sachs	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	25,400,000	(127,644)
Lehman Brothers:	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	39,500,000	236,899
	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	24,000,000	(120,615)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 7	1.25%	6-20-12	16,000,000	95,959
Bear Stearns	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	27,600,000	1,468,737
Goldman Sachs	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	19,900,000	531,093
Lehman Brothers	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	53,600,000	(776,903)
Merrill Lynch International:	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	35,000,000	2,400,209
	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	45,250,000	(630,181)
Morgan Stanley:	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	51,400,000	3,524,878
	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	45,250,000	(638,184)
Goldman Sachs	Dow Jones CDX North America High Yield Series 8	2.75%	6-20-12	16,500,000	(352,807)
Lehman Brothers	Dow Jones CDX North America High Yield Series 8	2.75%	6-20-12	18,750,000	(313,841)
Morgan Stanley	Dow Jones CDX North America High Yield Series 8	2.75%	6-20-12	18,750,000	(354,600)
Bear Stearns	Federative Republic of Brazil	1.04%	3-20-12	19,600,000	(283,848)
Goldman Sachs:	Federative Republic of Brazil	1.04%	3-20-12	20,300,000	(293,985)
	Federative Republic of Brazil	0.7%	5-20-12	9,500,000	4,272
Morgan Stanley:	Federative Republic of Brazil	0.94%	4-20-12	25,100,000	(251,384)
	Federative Republic of Brazil	1.89%	6-20-11	9,000,000	(416,844)
Lehman Brothers	LCDX Series 8	1.2%	6-20-12	10,500,000	(73,240)
Morgan Stanley	LCDX Series 8	1.2%	6-20-12	21,000,000	663
Bear Stearns	Republic of Turkey	1.91%	3-20-12	12,000,000	(262,600)
Goldman Sachs:	Republic of Turkey	1.76%	4-20-12	25,100,000	(377,207)
	Republic of Turkey	1.92%	3-20-12	12,900,000	(287,488)
	Republic of Turkey	1.93%	3-20-12	12,000,000	(272,222)
Lehman Brothers:	Republic of Turkey	1.9%	3-20-12	12,000,000	(257,770)
	Republic of Turkey	1.56%	5-20-12	9,500,000	(56,852)

					$2,090,632

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Security serves as cover for the following written call option outstanding as of June 30, 2007:

Underlying Security	Contracts Subject to Call	Premium Received	Market Value

Corporate Executive Board Company (The) Collar	1,153	$206,387	$139,859

(C)Cash and security serve as collateral for the following open futures contracts at June 30, 2007:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Nasdaq 100 E-Mini	Short	9-21-07	3,713	$145,252,560	$(2,087,724)
Russell 2000 E-Mini	Short	9-21-07	1,640	138,104,400	(2,163,504)
S&P 500 E-Mini	Short	9-21-07	1,987	150,554,990	268,567

				$433,911,950	$(3,982,661)

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $20,637,912 or 0.62% of total investments.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi, EUR - Euro, JPY - Japanese Yen, RUB - Russian Ruble, SGD - Singapore Dollar).

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $20,194,268 or 0.61% of total investments.

(G)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(H)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(I)The interest rate for these securities are a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of Ivy Capital Appreciation Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.38%
Southwest Airlines Co.	55,000	$820,050

Aircraft - 4.82%
Boeing Company (The)	61,000	5,865,760
Raytheon Company	44,000	2,371,160
United Technologies Corporation	29,000	2,056,970
		10,293,890
Apparel - 1.15%
Coach, Inc.*	52,000	2,464,280

Banks - 1.10%
Bank of America Corporation	25,000	1,222,250
Citigroup Inc.	22,000	1,128,380
		2,350,630
Beverages - 3.17%
Coca-Cola Company (The)	38,000	1,987,780
Hansen Natural Corporation*	33,000	1,419,330
PepsiCo, Inc.	52,000	3,372,200
		6,779,310
Broadcasting - 1.47%
Comcast Corporation, Class A*	112,000	3,147,760

Capital Equipment - 1.04%
Illinois Tool Works Inc.	41,000	2,221,790

Chemicals -- Petroleum and Inorganic - 1.04%
Monsanto Company	33,000	2,228,820

Chemicals -- Specialty - 0.40%
Mosaic Company*	22,000	858,440

Communications Equipment - 1.95%
Cisco Systems, Inc.*	150,000	4,173,750

Computers -- Main and Mini - 1.44%
Hewlett-Packard Company	69,000	3,078,780

Computers -- Micro - 2.69%
Apple Inc.*	47,000	5,736,820

Computers -- Peripherals - 4.78%
Adobe Systems Incorporated*	94,000	3,772,220
Microsoft Corporation	125,000	3,682,500
Oracle Corporation*	140,000	2,758,000
		10,212,720
Consumer Electronics - 4.40%
Research In Motion Limited*	47,000	9,403,525

Defense - 2.83%
DRS Technologies, Inc.	25,000	1,431,750
General Dynamics Corporation	59,000	4,614,980
		6,046,730
Electronic Components - 1.57%
Intel Corporation	65,000	1,542,775
Texas Instruments Incorporated	48,000	1,806,240
		3,349,015
Food and Related - 0.47%
Wm. Wrigley Jr. Company	18,000	995,580

Health Care -- Drugs - 12.51%
Abbott Laboratories	65,000	3,480,750
Amgen Inc.*	23,000	1,271,555
Cephalon, Inc.*	25,000	2,009,125
Genentech, Inc.*	40,000	3,026,400
Genzyme Corporation*	16,000	1,030,720
Gilead Sciences, Inc.*	136,000	5,276,120
Merck & Co., Inc.	50,000	2,490,000
Schering-Plough Corporation	92,000	2,800,480
Shire Pharmaceuticals Group plc, ADR	50,000	3,708,250
Teva Pharmaceutical Industries Limited, ADR	40,000	1,649,400
		26,742,800
Health Care -- General - 0.96%
DENTSPLY International Inc.	45,000	1,721,025
Henry Schein, Inc.*	6,000	320,550
		2,041,575
Hospital Supply and Management - 1.93%
HMS Holdings Corp.*	50,000	958,000
Medtronic, Inc.	24,000	1,244,640
UnitedHealth Group Incorporated	28,000	1,431,920
WellPoint, Inc.*	6,000	478,980
		4,113,540
Hotels and Gaming - 2.08%
Hilton Hotels Corporation	13,000	435,110
Las Vegas Sands, Inc.*	36,000	2,750,040
Marriott International, Inc., Class A	29,000	1,253,960
		4,439,110
Household -- General Products - 2.56%
Colgate-Palmolive Company	38,000	2,464,300
Procter & Gamble Company (The)	49,000	2,998,310
		5,462,610
Insurance -- Property and Casualty - 1.13%
Ambac Financial Group, Inc.	22,000	1,918,180
Oaktree Capital Group, LLC, Class A Units (A)*	12,000	495,000
		2,413,180
Leisure Time Industry - 0.78%
Force Protection, Inc.*	80,800	1,669,732

Metal Fabrication - 2.67%
Precision Castparts Corp.	47,000	5,703,920

Motor Vehicles - 1.69%
Harley-Davidson, Inc.	28,000	1,669,080
Honda Motor Co., Ltd., ADR	53,700	1,948,773
		3,617,853
Multiple Industry - 2.90%
Altria Group, Inc.	26,500	1,858,710
Blackstone Group L.P. (The)*	94,900	2,777,723
Eurand N.V.*	21,700	339,713
General Electric Company	32,000	1,224,960
		6,201,106
Petroleum -- Domestic - 0.34%
Chesapeake Energy Corporation	21,000	726,600

Petroleum -- International - 0.52%
Anadarko Petroleum Corporation	12,000	623,880
Apache Corporation	6,000	489,540
		1,113,420
Petroleum -- Services - 1.60%
Baker Hughes Incorporated	9,000	757,170
Nabors Industries Ltd.*	11,000	367,180
Schlumberger Limited	17,000	1,443,980
Transocean Inc.*	8,000	847,840
		3,416,170
Railroad - 0.95%
Burlington Northern Santa Fe Corporation	9,000	766,260
Union Pacific Corporation	11,000	1,266,650
		2,032,910
Restaurants - 1.39%
P.F. Chang's China Bistro, Inc.*	10,800	380,214
Panera Bread Company, Class A*	25,000	1,150,625
YUM! Brands, Inc.	44,000	1,439,680
		2,970,519
Retail -- General Merchandise - 2.84%
Costco Wholesale Corporation	35,000	2,047,675
Target Corporation	27,000	1,717,200
Wal-Mart Stores, Inc.	48,000	2,309,280
		6,074,155
Retail -- Specialty Stores - 2.11%
Best Buy Co., Inc.	44,000	2,053,480
Dick's Sporting Goods, Inc.*	18,000	1,047,060
Home Depot, Inc. (The)	36,000	1,416,600
		4,517,140
Security and Commodity Brokers - 7.40%
AllianceBernstein Holding L.P.	9,000	783,810
BlackRock, Inc., Class A	6,500	1,017,835
Chicago Mercantile Exchange Holdings Inc.	10,000	5,343,600
Goldman Sachs Group, Inc. (The)	14,000	3,034,500
Merrill Lynch & Co., Inc.	20,000	1,671,600
NYMEX Holdings, Inc.	14,000	1,758,820
Prudential Financial, Inc.	6,000	583,380
UBS AG	27,000	1,620,270
		15,813,815
Timesharing and Software - 5.04%
F5 Networks, Inc.*	20,000	1,611,700
Google Inc., Class A*	14,900	7,798,213
Yahoo! Inc.*	50,000	1,356,250
		10,766,163
Utilities -- Telephone - 1.49%
AT&T Inc.	28,000	1,162,000
NII Holdings, Inc.*	25,000	2,017,500
		3,179,500

TOTAL COMMON STOCKS - 87.59%		$187,177,708

(Cost: $172,574,675)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 2.80%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.3%, 7-3-07	$6,000	5,998,233

Finance Companies - 4.21%
General Electric Capital Corporation,
5.26%, 7-2-07	5,000	4,999,270
PACCAR Financial Corp.,
5.29%, 7-3-07	4,000	3,998,825
		8,998,095
Insurance -- Life - 2.81%
AEGON N.V.,
5.37%, 7-2-07	6,000	5,999,105

Utilities -- Telephone - 2.59%
Verizon Communications Inc.,
5.37%, 7-2-07	5,535	5,534,174

TOTAL SHORT-TERM SECURITIES -12.41%		$26,529,607

(Cost: $26,529,607)

TOTAL INVESTMENT SECURITIES - 100.00%		$213,707,315

(Cost: $199,104,282)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of this security amounted to 0.23% of total investments.

The Investments of Ivy Core Equity Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.52%
Boeing Company (The)	127,200	$12,231,552

Beverages - 4.34%
Coca-Cola Company (The)	130,600	6,831,686
PepsiCo, Inc.	75,666	4,906,940
		11,738,626
Broadcasting - 2.65%
Comcast Corporation, Class A Special*	256,750	7,172,311

Capital Equipment - 6.85%
Deere & Company	94,711	11,435,406
Illinois Tool Works Inc.	75,700	4,102,183
Joy Global Inc.	51,000	2,977,125
		18,514,714
Chemicals -- Petroleum and Inorganic - 5.07%
E.I. du Pont de Nemours and Company	134,400	6,832,896
Monsanto Company	102,000	6,889,080
		13,721,976
Chemicals -- Specialty - 2.05%
Air Products and Chemicals, Inc.	69,059	5,550,272

Communications Equipment - 2.48%
Cisco Systems, Inc.*	240,700	6,697,477

Computers -- Main and Mini - 5.89%
Hewlett-Packard Company	204,300	9,115,866
Xerox Corporation*	368,600	6,811,728
		15,927,594
Computers -- Micro - 2.05%
Apple Inc.*	45,500	5,553,730

Computers -- Peripherals - 2.69%
Adobe Systems Incorporated*	181,100	7,267,543

Defense - 3.87%
General Dynamics Corporation	133,900	10,473,658

Electronic Components - 2.93%
Intel Corporation	212,000	5,031,820
SanDisk Corporation*	59,200	2,896,952
		7,928,772
Electronic Instruments - 0.25%
Applied Materials, Inc.	34,000	675,410

Food and Related - 0.57%
Dean Foods Company	48,500	1,545,695

Health Care -- Drugs - 6.77%
Abbott Laboratories	154,200	8,257,410
Amgen Inc.*	63,100	3,488,484
Merck & Co., Inc.	37,300	1,857,540
Novartis AG, Registered Shares (A)	50,500	2,852,640
Schering-Plough Corporation	61,200	1,862,928
		18,319,002
Insurance -- Property and Casualty - 0.69%
Ambac Financial Group, Inc.	21,300	1,857,147

Metal Fabrication - 1.47%
Precision Castparts Corp.	32,800	3,980,608

Motor Vehicles - 3.11%
Ford Motor Company	893,400	8,415,828

Multiple Industry - 2.46%
Altria Group, Inc.	86,800	6,088,152
Blackstone Group L.P. (The)*	19,700	576,619
		6,664,771
Non-Residential Construction - 1.63%
Fluor Corporation	39,500	4,399,115

Petroleum -- International - 3.03%
Exxon Mobil Corporation	97,779	8,201,703

Petroleum -- Services - 7.01%
Schlumberger Limited	60,076	5,102,855
Smith International, Inc.	63,700	3,735,368
Transocean Inc.*	33,200	3,518,536
Weatherford International Ltd.*	119,300	6,590,132
		18,946,891
Railroad - 2.45%
Union Pacific Corporation	57,500	6,621,125

Restaurants - 1.07%
YUM! Brands, Inc.	88,400	2,892,448

Retail -- General Merchandise - 1.03%
Target Corporation	43,900	2,792,040

Retail -- Specialty Stores - 3.22%
Lowe's Companies, Inc.	120,700	3,704,283
Tiffany & Co.	94,300	5,003,558
		8,707,841
Security and Commodity Brokers - 14.60%
Charles Schwab Corporation (The)	307,700	6,307,850
Goldman Sachs Group, Inc. (The)	24,900	5,397,075
J.P. Morgan Chase & Co.	169,600	8,217,120
Merrill Lynch & Co., Inc.	55,600	4,647,048
Prudential Financial, Inc.	76,800	7,467,264
UBS AG (A)	123,500	7,441,343
		39,477,700
Utilities -- Electric - 1.87%
Mirant Corporation*	118,800	5,066,820

Utilities -- Telephone - 1.24%
Verizon Communications Inc.	81,300	3,347,121

TOTAL COMMON STOCKS - 97.86%		$264,689,490

(Cost: $211,082,933)

SHORT-TERM SECURITIES - 2.14%	Principal Amount in Thousands

Utilities -- Electric
Wisconsin Electric Power Co.,
5.36%, 7-2-07	$5,777	$5,776,140
(Cost: $5,776,140)

TOTAL INVESTMENT SECURITIES - 100.00%		$270,465,630

(Cost: $216,859,073)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of Ivy Energy Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.43%
Bucyrus International, Inc., Class A	2,500	$176,850
Jacobs Engineering Group Inc.*	3,450	198,410
		375,260
Capital Equipment - 5.65%
Cameron International Corporation*	5,175	369,857
Shaw Group Inc. (The)*	3,125	144,656
SunPower Corporation, Class A*	3,125	196,984
Suntech Power Holdings Co., Ltd., ADR*	4,400	160,468
		871,965
Coal - 2.06%
Foundation Coal Holdings, Inc.	2,625	106,680
Peabody Energy Corporation	4,350	210,453
		317,133
Electrical Equipment - 2.55%
First Solar, Inc.*	4,400	392,656

Electronic Instruments - 0.53%
Energy Conversion Devices, Inc.*	2,650	81,620

Mining - 1.88%
Arch Coal, Inc.	4,225	147,030
Cameco Corporation	2,800	142,072
		289,102
Multiple Industry - 1.05%
Continental Resources, Inc.*	10,100	161,600

Non-Residential Construction - 2.69%
Fluor Corporation	2,450	272,856
Technip SA, ADR	1,725	142,468
		415,324
Petroleum -- Canada - 1.09%
Suncor Energy Inc.	1,875	168,600

Petroleum -- Domestic - 4.78%
BP p.l.c., ADR	3,975	286,757
Sunoco, Inc.	2,150	171,312
Valero Energy Corporation	2,725	201,269
XTO Energy Inc.	1,300	78,130
		737,468
Petroleum -- International - 26.49%
Anadarko Petroleum Corporation	4,675	243,053
Apache Corporation	4,000	326,360
CNOOC Limited, ADR	1,150	130,744
ConocoPhillips	3,450	270,825
Devon Energy Corporation	3,575	279,887
ENSCO International Incorporated	3,525	215,060
EOG Resources, Inc.	3,550	259,363
Exxon Mobil Corporation	5,300	444,564
Hess Corporation	2,275	134,134
Marathon Oil Corporation	4,450	266,822
Newfield Exploration Company*	7,000	318,850
Noble Energy, Inc.	5,025	313,510
Occidental Petroleum Corporation	4,575	264,801
PetroChina Company Limited, ADR	550	81,774
Petroleo Brasileiro S.A. - Petrobras, ADR	575	69,730
Statoil ASA, ADR	3,450	106,985
TOTAL S.A., ADR	800	64,784
Talisman Energy Inc.	12,000	231,960
Ultra Petroleum Corp.*	1,150	63,526
		4,086,732
Petroleum -- Services - 25.97%
BJ Services Company	6,700	190,548
Baker Hughes Incorporated	5,050	424,857
Complete Production Services, Inc.*	10,500	271,425
FMC Technologies, Inc.*	1,000	79,220
Grant Prideco, Inc.*	5,650	304,139
Halliburton Company	5,900	203,550
Nabors Industries Ltd.*	9,550	318,779
National Oilwell Varco, Inc.*	5,200	542,048
Schlumberger Limited	5,875	499,022
Smith International, Inc.	5,400	316,656
TODCO, Class A*	4,600	217,166
Transocean Inc.*	2,850	302,043
Weatherford International Ltd.*	6,100	336,964
		4,006,417
Utilities -- Electric - 4.95%
Entergy Corporation	2,875	308,631
Exelon Corporation	3,675	266,805
Mirant Corporation*	1,400	59,710
NRG Energy, Inc.*	3,100	128,867
		764,013
Utilities -- Gas and Pipeline - 2.31%
Enbridge Inc.	6,650	224,637
Southwestern Energy Company*	2,950	131,275
		355,912

TOTAL COMMON STOCKS - 84.43%		$13,023,802

(Cost: $11,289,185)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 6.50%
BP Capital Markets p.l.c.,
5.34%, 7-2-07	$502	501,926
PACCAR Financial Corp.,
5.29%, 7-3-07	500	499,853
		1,001,779
Forest and Paper Products - 3.24%
Sonoco Products Co.,
5.52%, 7-2-07	500	499,923

Insurance -- Life - 2.59%
American General Finance Corporation,
5.27%, 7-2-07	400	399,941

Utilities -- Telephone - 3.24%
Verizon Communications Inc.,
5.37%, 7-2-07	500	499,925

TOTAL SHORT-TERM SECURITIES - 15.57%		$2,401,568

(Cost: $2,401,568)

TOTAL INVESTMENT SECURITIES - 100.00%		$15,425,370

(Cost: $13,690,753)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy High Income Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Chemicals -- Petroleum and Inorganic - 0.24%
UAP Holding Corp.	10,200	$307,479

Hotels and Gaming - 0.16%
Pinnacle Entertainment, Inc.	7,000	197,050

TOTAL COMMON STOCKS - 0.40%		$504,529

(Cost: $739,947)

INVESTMENT FUNDS - 0.22%

Security and Commodity Brokers
SPDR Trust, Series 1	1,900	$285,570
(Cost: $284,316)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.75%
Esterline Technologies Corporation,
7.75%, 6-15-13	$250	252,500
L-3 Communications Corporation,
5.875%, 1-15-15	750	695,625
		948,125
Apparel - 1.25%
Oxford Industries, Inc.,
8.875%, 6-1-11	225	232,313
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,335	1,355,025
		1,587,338
Beverages - 0.20%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	254,375

Broadcasting - 0.88%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9-15-10	1,070	1,118,150

Business Equipment and Services - 11.08%
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,750	1,710,625
Carriage Services, Inc.,
7.875%, 1-15-15	250	253,125
Da-Lite Screen Company, Inc.,
9.5%, 5-15-11	1,500	1,575,000
Iron Mountain Incorporated,
8.625%, 4-1-13	1,000	1,002,500
R.H. Donnelley Corporation,
6.875%, 1-15-13	2,000	1,895,000
Realogy Corporation,
7.5%, 10-15-16 (A)	1,000	1,000,000
SunGard Data Systems Inc.,
10.25%, 8-15-15	1,750	1,850,625
UCAR Finance Inc.,
10.25%, 2-15-12	161	168,647
West Corporation:
9.5%, 10-15-14	175	179,375
11.0%, 10-15-16	4,250	4,441,250
		14,076,147
Capital Equipment - 4.87%
CDRV Investors, Inc.:
9.86%, 12-1-11 (A)(B)	400	400,000
0.0%, 1-1-15 (C)	1,105	1,005,550
Simmons Bedding Company,
7.875%, 1-15-14	1,000	995,000
Simmons Company,
0.0%, 12-15-14 (C)	4,505	3,784,200
		6,184,750
Chemicals -- Petroleum and Inorganic - 1.61%
Lyondell Chemical Company:
8.0%, 9-15-14	500	513,750
8.25%, 9-15-16	500	522,500
Nalco Company,
7.75%, 11-15-11	1,000	1,007,500
		2,043,750
Chemicals -- Specialty - 4.11%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	250	256,875
0.0%, 6-1-13 (C)	1,000	992,500
Huntsman International LLC,
7.375%, 1-1-15	1,500	1,575,000
Mosaic Company (The):
7.375%, 12-1-14 (A)	195	196,950
7.625%, 12-1-16 (A)	2,150	2,198,375
		5,219,700
Communications Equipment - 1.46%
Intelsat (Bermuda), Ltd.:
8.872%, 1-15-15 (B)	1,000	1,021,250
11.25%, 6-15-16	750	840,000
		1,861,250
Computers -- Peripherals - 1.83%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	2,500	2,325,000

Construction Materials - 5.49%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	475	353,875
Associated Materials Incorporated,
9.75%, 4-15-12	505	527,725
Interface, Inc.,
9.5%, 2-1-14	2,045	2,203,488
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	516,250
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,750	3,370,313
		6,971,651
Cosmetics and Toiletries - 0.81%
Playtex Products, Inc.,
8.0%, 3-1-11	1,000	1,030,000

Electronic Components - 0.93%
NXP B.V. and NXP Funding LLC,
7.875%, 10-15-14	225	221,625
Seagate Technology HDD Holdings,
6.8%, 10-1-16	1,000	960,000
		1,181,625
Finance Companies - 13.17%
Goodman Global Holdings, Inc.:
8.36%, 6-15-12 (B)	361	363,707
7.875%, 12-15-12	1,350	1,336,500
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	150	154,125
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	200	183,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	675	705,375
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14 (A)	1,000	1,002,500
10.5%, 11-15-16 (A)	4,000	4,020,000
Visant Holding Corp.,
8.75%, 12-1-13	4,325	4,498,000
WMG Holdings Corp.,
0.0%, 12-15-14 (C)	1,500	1,140,000
Xerox Capital Trust I,
8.0%, 2-1-27	3,250	3,336,492
		16,739,699
Food and Related - 1.74%
Pierre Merger Corp.,
9.875%, 7-15-12	850	862,750
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (C)	1,435	1,348,900
		2,211,650
Forest and Paper Products - 3.85%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	552	552,000
Buckeye Technologies Inc.,
8.0%, 10-15-10	4,340	4,340,000
		4,892,000
Hospital Supply and Management - 6.26%
CHS/Community Health Systems, Inc.,
8.875%, 7-15-15 (A)	3,000	3,041,250
HCA Inc.,
9.625%, 11-15-16 (A)	1,000	1,075,000
Psychiatric Solutions, Inc.,
7.75%, 7-15-15	500	494,375
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	320	265,600
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	300	315,750
Triad Hospitals, Inc.,
7.0%, 11-15-13	2,350	2,470,318
US Oncology, Inc.,
10.75%, 8-15-14	275	294,250
		7,956,543
Hotels and Gaming - 3.82%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,500	1,608,750
MGM MIRAGE:
8.5%, 9-15-10	500	523,125
8.375%, 2-1-11	500	511,250
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	2,145	2,209,350
		4,852,475
Household -- General Products - 0.40%
Sealy Mattress Company,
8.25%, 6-15-14	500	512,500

Metal Fabrication - 0.47%
Aurora Acquisition Merger Sub, Inc.:
9.0%, 12-15-14 (A)	350	353,063
10.0%, 12-15-16 (A)	250	248,125
		601,188
Motion Pictures - 1.43%
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,000	1,820,000

Motor Vehicles - 2.33%
Group 1 Automotive, Inc.,
8.25%, 8-15-13	1,625	1,677,812
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,287,500
		2,965,312
Multiple Industry - 14.59%
Fontainebleau Las Vegas Holdings and Fontainebleau Capital Corp.,
10.25%, 6-15-15 (A)	605	595,925
Freescale Semiconductor, Inc.:
8.875%, 12-15-14 (A)	2,000	1,910,000
10.125%, 12-15-16 (A)	2,250	2,115,000
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14	1,000	1,035,000
Momentive Performance Materials Inc.:
9.75%, 12-1-14 (A)	1,750	1,767,500
11.5%, 12-1-16 (A)	3,250	3,282,500
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (A)	450	453,938
Tube City IMS Corporation,
9.75%, 2-1-15 (A)	300	307,500
UCI Holdco, Inc.,
12.36%, 12-15-13 (A)(B)(D)	1,061	1,069,076
Umbrella Acquisition, Inc.,
9.75%, 3-15-15 (A)	4,000	3,950,000
Warner Chilcott Corporation,
8.75%, 2-1-15	2,000	2,055,000
		18,541,439
Petroleum -- Domestic - 0.83%
Petrohawk Energy Corporation,
9.125%, 7-15-13	1,000	1,057,500

Petroleum -- Services - 0.82%
Hanover Compressor Company:
8.625%, 12-15-10	650	670,312
9.0%, 6-1-14	100	105,750
R&B Falcon Corporation,
9.5%, 12-15-08	250	263,719
		1,039,781
Publishing - 0.29%
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	350	362,687

Railroad - 0.29%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	375	372,188

Restaurants - 1.72%
NPC International, Inc.,
9.5%, 5-1-14	2,250	2,182,500

Retail -- Food Stores - 1.02%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	200	201,500
Pantry, Inc. (The),
7.75%, 2-15-14	600	585,000
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	500	503,750
		1,290,250
Retail -- General Merchandise - 1.92%
Dollar General Corporation,
10.625%, 7-15-15 (A)	2,000	1,930,000
Intcomex, Inc.,
11.75%, 1-15-11	500	515,000
		2,445,000
Retail -- Specialty Stores - 0.82%
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	1,042,125

Security and Commidity Brokers - 0.92%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,122	1,164,075

Trucking and Shipping - 0.31%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	400	388,000

Utilities -- Electric - 0.23%
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	283	289,382

Utilities -- Telephone - 1.62%
MetroPCS Communications, Inc.,
9.25%, 11-1-14 (A)	2,000	2,065,000

TOTAL CORPORATE DEBT SECURITIES - 94.12%		$119,593,155

(Cost: $118,888,493)

SHORT-TERM SECURITIES

Forest and Paper Products - 2.90%
Sonoco Products Co.,
5.52%, 7-2-07	3,679	3,678,436

Household -- General Products - 2.36%
Clorox Co.
5.4%, 7-2-07	3,000	2,999,550

TOTAL SHORT-TERM SECURITIES - 5.26%		$6,677,986

(Cost: $6,677,986)

TOTAL INVESTMENT SECURITIES - 100.00%		$127,061,240

(Cost: $126,306,426)

Notes to Schedule of Investments

The following credit default swap agreement was outstanding at June 30, 2007:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Bear, Stearns International Limited	The Ryland Group, Inc.	1.47%	6-20-12	$1,000,000	$(12,508)

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $33,976,459, or 26.74% of total investments.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(D) Payment in kind bond.

The Investments of Ivy Large Cap Growth Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.33%
Boeing Company (The)	87,100	$8,375,536
United Technologies Corporation	37,500	2,659,875
		11,035,411
Beverages - 1.99%
PepsiCo, Inc.	78,100	5,064,785

Broadcasting - 1.04%
Comcast Corporation, Class A*	93,950	2,640,465

Capital Equipment - 4.79%
Deere & Company	90,600	10,939,044
Joy Global Inc.	21,300	1,243,388
		12,182,432
Chemicals -- Petroleum and Inorganic - 5.18%
Monsanto Company	195,300	13,190,562

Communications Equipment - 8.07%
Cisco Systems, Inc.*	436,000	12,131,700
Nokia Corporation, Series A, ADR	176,900	4,972,659
QUALCOMM Incorporated	79,200	3,435,300
		20,539,659
Computers -- Main and Mini - 2.99%
Hewlett-Packard Company	170,600	7,612,172

Computers -- Micro - 5.95%
Apple Inc.*	124,000	15,135,440

Computers -- Peripherals - 4.39%
Adobe Systems Incorporated*	217,200	8,716,236
Electronic Arts Inc.*	51,900	2,455,130
		11,171,366
Consumer Electronics - 3.92%
Research In Motion Limited*	49,900	9,983,742

Defense - 2.04%
General Dynamics Corporation	66,300	5,185,986

Electrical Equipment - 0.97%
Emerson Electric Co.	53,000	2,480,400

Electronic Components - 1.26%
Microchip Technology Incorporated	86,700	3,213,102

Food and Related - 0.75%
Wm. Wrigley Jr. Company	34,400	1,902,664

Health Care -- Drugs - 12.97%
Abbott Laboratories	145,600	7,796,880
Alcon, Inc.	21,700	2,927,547
Allergan, Inc.	54,000	3,112,560
Genentech, Inc.*	63,100	4,774,146
Gilead Sciences, Inc.*	257,200	9,978,074
Schering-Plough Corporation	145,300	4,422,932
		33,012,139
Health Care -- General - 2.66%
Baxter International Inc.	56,400	3,177,576
Zimmer Holdings, Inc.*	42,500	3,607,825
		6,785,401
Hospital Supply and Management - 0.00%
Medtronic, Inc.	50	2,593

Hotels and Gaming - 5.44%
International Game Technology	102,400	4,065,280
Las Vegas Sands, Inc.*	128,000	9,777,920
		13,843,200
Household -- General Products - 3.59%
Colgate-Palmolive Company	140,800	9,130,880

Motor Vehicles - 0.44%
Harley-Davidson, Inc.	18,600	1,108,746

Petroleum -- Services - 7.11%
Schlumberger Limited	99,900	8,485,506
Smith International, Inc.	164,224	9,630,095
		18,115,601
Retail -- General Merchandise - 2.51%
Kohl's Corporation*	90,100	6,399,803

Security and Commodity Brokers - 11.58%
Chicago Mercantile Exchange Holdings Inc.	19,443	10,389,561
Goldman Sachs Group, Inc. (The)	49,400	10,707,450
UBS AG	139,800	8,389,398
		29,486,409
Timesharing and Software - 3.88%
Google Inc., Class A*	18,900	9,891,693

TOTAL COMMON STOCKS - 97.85%		$249,114,651

(Cost: $191,003,018)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Insurance -- Life - 1.18%
American General Finance Corporation,
5.27%, 7-2-07	$3,000	2,999,561

Utilities -- Telephone - 0.97%
Verizon Communications Inc.,
5.37%, 7-2-07	2,475	2,474,631

TOTAL SHORT-TERM SECURITIES - 2.15%		$5,474,192

(Cost: $5,474,192)

TOTAL INVESTMENT SECURITIES - 100.00%		$254,588,843

(Cost: $196,477,210)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Limited-Term Bond Fund
June 30, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands		Value

Aircraft - 3.17%
Raytheon Company,
6.75%, 8-15-07	$1,800		$1,802,338

Broadcasting - 1.72%
Cox Communications, Inc.,
4.625%, 1-15-10	1,000		976,743

Business Equipment and Services - 1.74%
International Lease Finance Corporation,
5.0%, 4-15-10	1,000		988,208

Chemicals -- Specialty - 2.20%
Praxair, Inc.,
4.75%, 7-15-07	1,250		1,249,825

Communications Equipment - 1.76%
Cisco Systems, Inc.,
5.44%, 2-20-09 (A)	1,000		1,001,716

Forest and Paper Products - 1.91%
International Paper Company,
4.25%, 1-15-09	1,105		1,082,845

Mining - 1.73%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,000		986,052

Railroad - 1.77%
CSX Corporation,
6.25%, 10-15-08	998		1,006,077

Utilities -- Telephone - 0.88%
SBC Communications Inc.,
5.57%, 11-14-08 (A)	500		501,493

TOTAL CORPORATE DEBT SECURITIES - 16.88%			$9,595,297

(Cost: $14,629,528)

MUNICIPAL OBLIGATIONS -- TAXABLE - 1.17%

Missouri
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A:
5.3%, 3-1-09	150		149,684
5.35%, 3-1-10	515		512,451
(Cost: $665,000)			$662,135

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 27.00%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11	3,000		2,951,100
Federal Home Loan Bank,
5.0%, 2-29-08	1,000		997,574
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,350		2,305,305
5.0%, 10-18-10	1,000		992,150
5.375%, 1-9-14	1,500		1,480,452
Federal National Mortgage Association:
4.25%, 7-15-07	1,000		999,562
5.35%, 4-21-08	1,500		1,499,046
5.3%, 5-7-12	1,150		1,139,657
5.5%, 3-26-14	3,000		2,979,732
			15,344,578
Mortgage-Backed Obligations - 30.68%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.445%, 4-1-36 (A)	887		874,664
5.695%, 7-1-36 (A)	1,363		1,356,296
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	313		297,542
3.5%, 12-15-16	691		658,228
5.5%, 10-15-23 (Interest Only)	1,888		81,992
5.0%, 6-15-24 (Interest Only)	1,786		120,359
4.25%, 3-15-31	448		428,152
4.0%, 11-15-32	964		909,166
5.5%, 5-15-34	829		824,937
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	574		565,850
5.5%, 1-1-17	163		161,066
5.5%, 5-1-17	158		156,488
4.5%, 4-1-18	1,031		982,429
6.0%, 11-1-36	2,400		2,379,620
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 3-15-31	1,500		1,488,924
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 6-25-22	937		924,378
5.5%, 11-25-36 (Interest Only)	1,697		455,321
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	---	*	97
7.0%, 10-1-14	26		27,207
5.5%, 2-1-17	511		505,321
5.0%, 11-1-17	575		558,053
5.5%, 1-1-18	539		532,560
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	41		42,363
6.0%, 5-15-14	143		143,827
5.5%, 1-15-17	226		223,863
6.0%, 1-15-17	149		150,232
5.5%, 7-15-17	423		417,923
5.0%, 12-15-17	1,017		987,669
4.0%, 9-15-18	1,093		1,015,852
7.0%, 10-15-28	29		30,499
7.0%, 4-15-29	19		19,299
7.0%, 7-15-29	47		48,964
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	74		68,568
			17,437,709
Treasury Obligations - 21.63%
United States Treasury Notes:
5.0%, 2-15-11	1,000		1,004,531
5.0%, 8-15-11	3,000		3,013,125
4.375%, 8-15-12	5,000		4,887,110
4.25%, 8-15-13	3,000		2,896,641
4.75%, 5-15-14	500		493,750
			12,295,157

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 79.31%			$45,077,444

(Cost: $40,706,352)

SHORT-TERM SECURITIES

Insurance -- Life - 1.93%
American General Finance Corporation,
5.27%, 7-2-07	1,100		1,099,839

Publishing - 0.71%
E.W. Scripps Co.,
5.35%, 7-2-07	402		401,940

TOTAL SHORT-TERM SECURITIES - 2.64%			$1,501,779

(Cost: $1,501,779)

TOTAL INVESTMENT SECURITIES - 100.00%			$56,836,655

(Cost: $57,502,659)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

* Not shown due to rounding.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

The Investments of Ivy Mid Cap Growth Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Banks - 5.46%
Northern Trust Corporation	68,900	$4,424,069
Synovus Financial Corp.	123,950	3,805,265
		8,229,334
Beverages - 1.62%
Brown-Forman Corporation, Class B	33,450	2,444,526

Business Equipment and Services - 5.73%
Akamai Technologies, Inc.*	31,700	1,542,363
Bucyrus International, Inc., Class A (A)	16,750	1,184,895
Lamar Advertising Company, Class A	24,250	1,521,809
Republic Services, Inc., Class A	49,575	1,518,978
Stericycle, Inc.*	64,500	2,866,703
		8,634,748
Capital Equipment - 2.08%
IDEX Corporation	81,263	3,131,857

Chemicals -- Specialty - 1.02%
Air Products and Chemicals, Inc.	19,200	1,543,104

Communications Equipment - 0.88%
Marvell Technology Group Ltd.*	72,500	1,320,950

Computers -- Micro - 4.19%
Apple Inc.*	35,950	4,388,057
Sun Microsystems, Inc.*	367,800	1,934,628
		6,322,685
Computers -- Peripherals - 1.12%
Citrix Systems, Inc.*	23,350	786,661
Electronic Arts Inc.*	19,100	903,525
		1,690,186
Consumer Electronics - 1.34%
Research In Motion Limited*	10,100	2,020,757

Electrical Equipment - 1.15%
Molex Incorporated	2,399	71,994
Molex Incorporated, Class A	62,650	1,662,418
		1,734,412
Electronic Components - 5.74%
Broadcom Corporation, Class A*	91,525	2,676,191
Microchip Technology Incorporated	69,000	2,557,140
Network Appliance, Inc. (A)*	93,500	2,730,200
PMC-Sierra, Inc.*	90,250	696,730
		8,660,261
Farm Machinery - 1.27%
AGCO Corporation*	44,050	1,912,210

Food and Related - 3.05%
Hershey Foods Corporation	45,350	2,295,617
Wm. Wrigley Jr. Company	41,600	2,300,896
		4,596,513
Health Care -- Drugs - 4.68%
Allergan, Inc.	76,400	4,403,696
Gilead Sciences, Inc.*	68,500	2,657,457
		7,061,153
Health Care -- General - 9.05%
DENTSPLY International Inc.	58,400	2,233,508
Gen-Probe Incorporated (A)*	24,650	1,488,737
Henry Schein, Inc.*	78,000	4,167,150
Hologic, Inc.*	38,550	2,132,393
Kyphon Inc.*	34,200	1,647,756
Zimmer Holdings, Inc.*	23,200	1,969,448
		13,638,992
Hospital Supply and Management - 6.61%
C. R. Bard, Inc.	48,900	4,040,607
Cytyc Corporation*	63,150	2,724,291
Laboratory Corporation of America Holdings*	40,900	3,200,834
		9,965,732
Insurance -- Property and Casualty - 2.50%
AXIS Capital Holdings Limited	54,500	2,215,425
Ambac Financial Group, Inc.	17,800	1,551,982
		3,767,407
Metal Fabrication - 2.50%
Fastenal Company	90,150	3,775,482

Motor Vehicles - 0.90%
Harley-Davidson, Inc.	22,750	1,356,128

Petroleum -- Domestic - 1.37%
XTO Energy Inc. (A)	34,416	2,068,402

Petroleum -- International - 1.43%
Noble Energy, Inc. (A)	34,650	2,161,814

Petroleum -- Services - 2.68%
BJ Services Company (A)	23,500	668,340
Complete Production Services, Inc. (A)*	32,850	849,172
National Oilwell Varco, Inc. (A)*	12,150	1,266,516
Smith International, Inc. (A)	21,350	1,251,964
		4,035,992
Publishing - 3.02%
Getty Images, Inc.*	31,550	1,508,405
Meredith Corporation	49,450	3,046,120
		4,554,525
Restaurants - 3.16%
Chipotle Mexican Grill, Inc., Class A*	11,900	1,014,832
P.F. Chang's China Bistro, Inc.*	58,650	2,064,773
YUM! Brands, Inc.	51,400	1,681,808
		4,761,413
Retail -- Food Stores - 0.96%
Longs Drug Stores Corporation	27,500	1,444,300

Retail -- General Merchandise - 1.16%
Saks Incorporated	82,150	1,753,903

Retail -- Specialty Stores - 4.16%
Chico's FAS, Inc.*	65,700	1,599,138
Coldwater Creek Inc.*	71,750	1,666,035
J. Crew Group, Inc.*	55,650	3,010,109
		6,275,282
Security and Commodity Brokers - 4.17%
Chicago Mercantile Exchange Holdings Inc.	7,050	3,767,238
TD Ameritrade Holding Corporation*	126,450	2,527,736
		6,294,974
Timesharing and Software - 5.60%
eBay Inc.*	89,200	2,869,118
Global Payments Inc.	52,700	2,089,555
Paychex, Inc.	89,200	3,489,950
		8,448,623
Trucking and Shipping - 2.31%
C.H. Robinson Worldwide, Inc.	43,600	2,291,616
Expeditors International of Washington, Inc.	28,650	1,183,531
		3,475,147
Utilities -- Telephone - 2.02%
Equinix, Inc.*	8,400	768,768
MetroPCS Communications, Inc.*	68,950	2,278,108
		3,046,876

TOTAL COMMON STOCKS - 92.93%		$140,127,688

(Cost: $92,621,720)

PUT OPTIONS - 0.00%	Number of Contracts

Lehman Brothers Inc. Custom Energy Basket Collar, July 90%, Expires 7-23-07	80,673	$807
(Cost: $85,514)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Insurance -- Life - 1.99%
American General Finance Corporation,
5.27%, 7-2-07	3,000	2,999,561

Publishing - 2.72%
E.W. Scripps Co.,
5.35%, 7-2-07	4,099	4,098,391

Utilities -- Telephone - 2.36%
Verizon Communications Inc.,
5.37%, 7-2-07	3,560	3,559,469

TOTAL SHORT-TERM SECURITIES - 7.07%		$10,657,421

(Cost: $10,657,421)

TOTAL INVESTMENT SECURITIES - 100.00%		$150,785,916

(Cost: $103,364,655)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding at June 30, 2007:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Bucyrus International, Inc., Class A	167	July/80	$21,209	$3,758
Gen-Probe Incorporated	246	August/55	31,240	145,140
Lehman Brothers Inc. Custom Energy Basket Collar	80,673	July/108%	85,513	199,262
Network Appliance, Inc.	730	September/34	39,420	39,420
			$177,382	$387,580

The Investments of Ivy Money Market Fund
June 30, 2007
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 6.01%
Banks
Barclays Bank PLC,
5.37%, 4-15-08	$1,000	$1,000,000
Barclays Bank PLC, New York Branch,
5.35%, 5-5-08	500	500,000
Citibank, N.A.:
5.3%, 8-3-07	300	300,000
5.305%, 8-27-07	1,500	1,500,000
5.31%, 9-7-07	1,100	1,100,000
		4,400,000
Commercial Paper
Capital Equipment - 3.94%
Deere (John) Capital Corporation:
5.26%, 7-30-07	1,800	1,792,373
5.27%, 8-13-07	600	596,223
5.22%, 8-29-07	500	495,722
		2,884,318
Finance Companies - 1.36%
Ciesco, LLC,
5.25%, 8-3-07	1,000	995,187

Food and Related - 5.40%
McCormick & Co. Inc.:
5.0%, 8-31-07	1,000	991,528
5.22%, 11-28-07	1,500	1,467,375
Wm. Wrigley Jr. Company,
5.27%, 8-17-07	1,500	1,489,680
		3,948,583
Insurance -- Life - 3.74%
AEGON N.V.:
5.23%, 8-13-07	1,000	993,753
5.24%, 8-13-07	1,750	1,739,047
		2,732,800
Security and Commodity Brokers - 7.91%
Societe Generale N.A. Inc.,
5.26%, 9-10-07	2,000	1,979,252
UBS Finance Delaware LLC (UBS AG):
5.45%, 7-2-07	2,954	2,953,553
5.3%, 8-2-07	355	353,328
5.27%, 8-3-07	250	248,792
5.23%, 8-8-07	250	248,620
		5,783,545
Utilities -- Telephone - 1.70%
AT&T Inc.,
5.25%, 7-31-07	1,250	1,244,531

Total Commercial Paper - 24.05%		17,588,964

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 12.96%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)):
5.23%, 7-2-07	1,700	1,699,753
5.38%, 7-3-07	750	749,776
NATC California LLC (SunTrust Bank),
5.24%, 7-13-07	1,500	1,497,380
River Fuel Company #2, Inc. (Bank of New York (The)),
5.25%, 7-16-07	1,100	1,097,594
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.27%, 9-28-07	442	436,241
River Fuel Trust #1 (Bank of New York (The)),
5.27%, 9-14-07	735	726,930
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.27%, 8-23-07	3,297	3,271,420
		9,479,094
Food and Related - 4.10%
COFCO Capital Corp. (Rabobank Nederland):
5.27%, 7-9-07	800	799,063
5.26%, 7-10-07	2,200	2,197,107
		2,996,170
Multiple Industry - 2.72%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch):
5.28%, 7-26-07	1,000	996,333
5.265%, 7-27-07	1,000	996,198
		1,992,531

Total Commercial Paper (backed by irrevocable bank letter of credit) - 19.78%		14,467,795

Notes
Banks - 7.33%
Bank of America, N.A.,
5.27%, 9-14-07	1,100	1,100,000
Lloyds TSB Bank PLC,
5.29%, 7-6-07 (A)	655	655,000
U.S. Bancorp,
5.1%, 7-15-07	1,400	1,399,760
U.S. Bank, N.A.,
6.3%, 7-15-08	500	504,229
Wells Fargo & Company:
5.38%, 7-2-07 (A)	500	500,000
5.33%, 7-16-07 (A)	1,200	1,200,000
		5,358,989
Business Equipment and Services - 1.01%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.44%, 7-5-07 (A)	740	740,000

Computers -- Main and Mini - 2.39%
International Business Machines Corporation:
5.28%, 7-3-07 (A)	750	750,000
5.33%, 7-9-07 (A)	1,000	1,000,000
		1,750,000
Finance Companies - 7.30%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, N.A.),
5.39%, 7-5-07 (A)	1,385	1,385,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
5.32%, 7-5-07 (A)	250	250,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.32%, 7-5-07 (A)	390	390,000
Toyota Motor Credit Corporation:
5.24%, 5-2-08	1,800	1,800,000
5.28%, 5-23-08	665	665,000
5.41%, 6-16-08	500	500,000
Unilever Capital Corporation,
5.31%, 7-12-07 (A)	350	350,000
		5,340,000
Forest and Paper Products - 0.68%
Kimberly-Clark Corporation,
5.263%, 12-19-07	500	500,000

Health Care -- General - 0.98%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, N.A.),
5.32%, 7-5-07 (A)	715	715,000

Household -- General Products - 1.19%
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.4%, 7-5-07 (A)	869	869,000

Multiple Industry - 4.24%
3M Company,
5.656%, 12-12-07 (B)	1,500	1,502,464
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
5.37%, 7-5-07 (A)	1,600	1,600,000
		3,102,464
Non-Residential Construction - 0.41%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.37%, 7-5-07 (A)	300	300,000

Real Estate Investment Trust - 1.05%
Arden Realty Limited Partnership,
7.0%, 11-15-07	765	769,758

Retail -- General Merchandise - 3.16%
Wal-Mart Stores, Inc.,
5.933%, 6-1-08	2,300	2,312,113

Security and Commodity Brokers - 1.02%
UBS AG,
5.4%, 2-1-08	750	749,486

Trucking and Shipping - 0.68%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.37%, 7-5-07 (A)	495	495,000

Total Notes - 31.44%		23,001,810

TOTAL CORPORATE OBLIGATIONS - 81.28%		$59,458,569

(Cost: $59,458,569)

MUNICIPAL OBLIGATIONS - TAXABLE

Arkansas - 1.34%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
5.37%, 7-5-07 (A)	980	980,000

California - 8.75%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c.):
5.3%, 8-2-07	3,000	3,000,000
5.3%, 8-2-07	300	300,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
5.3%, 7-3-07	3,100	3,100,000
		6,400,000
Georgia - 4.38%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable):
5.41%, 8-2-07	1,700	1,700,000
5.42%, 8-21-07	1,500	1,500,000
		3,200,000
New York - 0.90%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (WestLB AG),
5.4%, 8-1-07	660	660,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 15.37%		$11,240,000

(Cost: $11,240,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Mortgage Corporation,
5.375%, 2-12-08	750	750,000
Overseas Private Investment Corporation:
5.35%, 7-4-07 (A)	1,000	1,000,000
5.35%, 7-4-07 (A)	700	700,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.35%		$2,450,000

(Cost: $2,450,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$73,148,569

(Cost: $73,148,569)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of this security amounted to 2.05% of total investments.

The Investments of Ivy Municipal Bond Fund
June 30, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.36%
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	$220	$221,824
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
4.73%, 2-1-42 (A)	125	125,604
		347,428
California - 7.87%
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	533,875
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	508,365
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	268,918
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	258,926
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	200	228,666
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	218,830
		2,017,580
Florida - 1.03%
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	264,823

Georgia - 0.87%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	223,705

Illinois - 7.64%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,013,408
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	680,333
City of Chicago, General Obligation Bonds, Projectand Refunding, Series 2004A,
5.25%, 1-1-21	250	263,178
		1,956,919
Indiana - 7.36%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	728,629
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	533,090
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	318,198
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	305	305,259
		1,885,176
Kansas - 6.81%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program): 2002 Series A-5,
5.55%, 12-1-33	500	527,190
2003 Series A-2,
5.65%, 6-1-35	205	211,359
2001 Series A-1 (AMT),
6.3%, 12-1-32	160	163,136
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007:
5.5%, 9-1-26	500	500,700
5.0%, 3-1-14	300	297,972
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series 2006,
5.0%, 12-1-27	45	44,713
		1,745,070
Louisiana - 3.90%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds: 2002 Series A,
5.25%, 6-1-13	500	525,980
2005 Series A,
5.0%, 5-1-26	200	206,786
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	250	266,042
		998,808
Maryland - 2.84%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	525,885
City of Gaithersburg (Maryland), Economic Development Refunding Revenue Bonds (Asbury Maryland Obligated Group), Series 2006A,
5.125%, 1-1-36	200	202,322
		728,207
Massachusetts - 0.84%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	214,606

Michigan - 0.95%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	200	208,150
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A:
5.625%, 9-1-10	20	20,592
5.625%, 9-1-10	15	15,250
		243,992
Minnesota - 4.82%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	519,270
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	405,632
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	310,710
		1,235,612
Missouri - 15.18%
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.4%, 10-1-26	390	387,660
5.25%, 10-1-21	255	252,208
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.75%, 3-1-27	530	510,634
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.5%, 9-1-28	500	510,480
City of Raytown, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds (Raytown Live Redevelopment Plan-Redevelopment Project Area 1), Series 2007,
5.125%, 12-1-31	500	507,935
Lease Participation Certificates, Series 2007, Evidencing
      Proportionate Interests of the Owners Thereof in Rental
      Payments to be Made by Smithville R- II School District
      of Clay County, Missouri, as Lessee, pursuant to a Lease
      Agreement with Missouri School Boards Association,
      as Lessor,

5.25%, 3-1-28	500	500,715
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	368,522
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	209,268
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	203,890
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	190	201,858
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	169,887
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.25%, 12-1-19	65	66,699
		3,889,756
Nebraska - 1.19%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	300	303,822

New Jersey - 2.06%
New Jersey Economic Development Authority, School Facilities Construction Bonds: 2004 Series I,
5.25%, 9-1-24	250	268,300
2005 Series O,
5.125%, 3-1-30	250	259,682
		527,982
New Mexico - 0.42%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D (AMT),
6.0%, 1-1-37	100	106,910

New York - 8.39%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	532,345
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	521,905
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	517,465
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds: Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	185	196,061
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	115	120,108
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	250	262,430
		2,150,314
Ohio - 0.61%
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	150	155,727

Oklahoma - 1.82%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	364,926
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	100	100,934
		465,860
Pennsylvania - 5.28%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.5%, 2-1-18	500	531,255
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2007A,
5.375%, 11-15-40	500	499,500
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	323,206
		1,353,961
Puerto Rico - 1.03%
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	200	202,508
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
5.0%, 7-1-18	60	60,535
		263,043
Rhode Island - 1.80%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	455	460,751

Tennessee - 1.19%
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	300	305,655

Texas - 3.18%
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.25%, 11-15-19	235	256,756
7.5%, 11-15-29	140	153,742
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	264,462
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000C,
6.15%, 5-1-29	140	140,654
		815,614
Vermont - 0.81%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27 (AMT),
5.5%, 11-1-37	200	208,788

Virginia - 3.04%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	528,760
Industrial Development Authority of the City of Lexington, Virginia, Residential Care Facilities Mortgage Revenue Bonds (Kendal at Lexington), Series 2007A (Tax-Exempt),
5.5%, 1-1-37	250	249,635
		778,395
Washington - 2.10%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	537,345

Wyoming - 1.20%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	300	308,229

TOTAL MUNICIPAL BONDS - 95.59%		$24,494,078

(Cost: $24,098,059)

SHORT-TERM SECURITIES - 4.41%

Forest and Paper Products
Sonoco Products Co.,
5.52%, 7-2-07	1,130	$1,129,827
(Cost: $1,129,827)

TOTAL INVESTMENT SECURITIES - 100.00%		$25,623,905

(Cost: $25,227,886)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

The Investments of Ivy Science and Technology Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 10.20%
CheckFree Corporation*	468,000	$18,804,240
Euronet Worldwide, Inc.*	311,400	9,081,981
Global Cash Access, Inc.*	465,600	7,458,912
Telvent GIT, S.A.	181,400	4,779,890
VeriFone Holdings, Inc.*	164,900	5,812,725
		45,937,748
Chemicals -- Petroleum and Inorganic - 2.22%
E.I. du Pont de Nemours and Company	196,200	9,974,808

Communications Equipment - 1.42%
Marvell Technology Group Ltd.*	351,200	6,398,864

Computers -- Peripherals - 12.66%
Aspen Technology, Inc.*	953,500	13,353,767
Intuit Inc.*	202,900	6,101,203
Lawson Software, Inc.*	1,118,000	11,051,430
Red Hat, Inc.*	163,500	3,642,780
Symantec Corporation*	356,500	7,197,735
Synaptics Incorporated*	189,100	6,768,835
Transaction Systems Architects, Inc.*	263,500	8,874,680
		56,990,430
Consumer Electronics - 11.37%
Garmin Ltd.	115,100	8,509,919
NAVTEQ Corporation*	184,600	7,815,964
Research In Motion Limited*	174,350	34,883,076
		51,208,959
Defense - 2.30%
ESCO Technologies Inc.*	285,600	10,355,856

Electrical Equipment - 0.87%
Power-One, Inc.*	982,700	3,916,059

Electronic Components - 11.26%
Cree, Inc.*	369,800	9,557,481
Himax Technologies, Inc., ADR*	748,500	4,326,330
IPG Photonics Corporation*	96,200	1,918,709
MediaTek Incorporation (A)	381,000	5,935,374
Microchip Technology Incorporated	86,300	3,198,278
Motorola, Inc.	343,600	6,081,720
OmniVision Technologies, Inc.*	146,400	2,652,768
PMC-Sierra, Inc.*	776,600	5,995,352
Samsung Electronics Co., Ltd. (A)	18,000	11,027,764
		50,693,776
Food and Related - 2.60%
Archer Daniels Midland Company	353,500	11,697,315

Forest and Paper Products - 1.04%
Pentair, Inc.	121,700	4,693,969

Health Care -- Drugs - 4.83%
Affymetrix, Inc.*	230,300	5,732,167
Animal Health International, Inc.*	335,600	4,871,234
Genzyme Corporation*	172,700	11,125,334
		21,728,735
Health Care -- General - 4.81%
Advanced Medical Optics, Inc.*	234,000	8,161,920
Home Diagnostics, Inc.*	121,700	1,436,060
NightHawk Radiology Holdings, Inc.*	203,700	3,676,785
Radiation Therapy Services, Inc.*	141,100	3,714,458
Volcano Corporation*	230,380	4,655,980
		21,645,203
Hospital Supply and Management - 10.28%
Cerner Corporation*	509,900	28,279,054
HMS Holdings Corp.*	211,000	4,042,760
HealthSouth Corporation*	196,340	3,555,717
UnitedHealth Group Incorporated	81,600	4,173,024
WellPoint, Inc.*	77,900	6,218,757
		46,269,312
Multiple Industry - 0.94%
Syntax-Brillian Corporation*	542,200	2,662,202
Veraz Networks, Inc.*	242,000	1,577,840
		4,240,042
Petroleum -- International - 4.65%
Noble Energy, Inc.	335,200	20,913,128

Petroleum -- Services - 1.16%
Input/Output, Inc.*	334,000	5,213,740

Timesharing and Software - 10.84%
Alliance Data Systems Corporation*	483,100	37,333,968
Eclipsys Corporation*	303,500	6,010,817
Google Inc., Class A*	10,400	5,443,048
		48,787,833

TOTAL COMMON STOCKS - 93.45%		$420,665,777

(Cost: $326,694,100)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 1.11%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.39%, 7-3-07	$5,000	4,998,503

Household -- General Products - 1.48%
Fortune Brands Inc.,
5.45%, 7-2-07	6,662	6,660,991

Insurance -- Life - 0.67%
American General Finance Corporation,
5.27%, 7-2-07	3,000	2,999,561

Leisure Time Industry - 1.11%
Walt Disney Company (The),
5.39%, 7-3-07	5,000	4,998,503

Retail -- Specialty Stores - 1.52%
Limited Brands,
5.36%, 7-3-07	6,862	6,859,957

Utilities -- Telephone - 0.66%
AT&T Inc.,
5.28%, 7-25-07	3,000	2,989,440

TOTAL SHORT-TERM SECURITIES - 6.55%		$29,506,955

(Cost: $29,506,955)

TOTAL INVESTMENT SECURITIES - 100.00%		$450,172,732

(Cost: $356,201,055)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

The Investments of Ivy Small Cap Growth Fund
June 30, 2007
COMMON STOCKS AND WARRANTS	Shares	Value

Business Equipment and Services - 13.29%
Bucyrus International, Inc., Class A	132,600	$9,380,124
Capella Education Company*	129,300	5,950,386
CheckFree Corporation*	315,644	12,682,576
DealerTrack Holdings, Inc.*	202,700	7,469,495
Heartland Payment Systems, Inc.	299,100	8,772,603
Resources Connection, Inc.*	527,302	17,503,790
Tetra Tech, Inc.*	359,700	7,749,737
VeriFone Holdings, Inc.*	113,700	4,007,925
		73,516,636
Communications Equipment - 3.59%
General Cable Corporation*	143,500	10,870,125
Polycom, Inc.*	267,300	8,986,626
		19,856,751
Computers -- Micro - 1.31%
Sonic Solutions*	576,200	7,271,644

Computers -- Peripherals - 9.42%
Allscripts Healthcare Solutions, Inc.*	396,800	10,112,448
MICROS Systems, Inc.*	283,600	15,429,258
Stratasys, Inc.*	74,300	3,490,986
Transaction Systems Architects, Inc.*	477,800	16,092,304
Vital Images, Inc.*	257,100	6,981,551
		52,106,547
Consumer Electronics - 1.53%
DTS, Inc.*	388,800	8,466,120

Cosmetics and Toiletries - 1.16%
Nu Skin Enterprises, Inc., Class A	387,800	6,398,700

Defense - 2.79%
DRS Technologies, Inc.	269,400	15,428,538

Electrical Equipment - 1.33%
Microsemi Corporation*	306,900	7,351,789

Electronic Components - 1.31%
Silicon Laboratories Inc.*	210,000	7,266,000

Electronic Instruments - 2.89%
APW Ltd., Warrants (A)*	19	0	**
Energy Conversion Devices, Inc.*	163,400	5,032,720
Trimble Navigation Limited*	341,200	10,979,816
		16,012,536
Farm Machinery - 1.47%
AGCO Corporation*	187,200	8,126,352

Finance Companies - 5.55%
Financial Federal Corporation	336,975	10,048,594
Portfolio Recovery Associates, Inc.	344,100	20,659,764
		30,708,358
Food and Related - 1.03%
United Natural Foods, Inc.*	215,200	5,721,092

Health Care -- Drugs - 4.10%
Adams Respiratory Therapeutics, Inc.*	268,300	10,560,288
Martek Biosciences Corporation*	466,722	12,116,103
		22,676,391
Health Care -- General - 5.31%
American Medical Systems Holdings, Inc.*	511,100	9,217,688
Kyphon Inc.*	184,800	8,903,664
Omnicell, Inc.*	248,300	5,160,916
Volcano Corporation*	300,700	6,077,147
		29,359,415
Hospital Supply and Management - 7.21%
Cerner Corporation*	190,400	10,559,584
Healthways, Inc.*	268,500	12,720,187
PSS World Medical, Inc.*	911,500	16,616,645
		39,896,416
Hotels and Gaming - 2.74%
Scientific Games Corporation, Class A*	434,200	15,179,632

Insurance -- Property and Casualty - 0.79%
XL Capital Assurance Inc.	141,500	4,368,105

Leisure Time Industry - 1.60%
THQ Inc.*	289,900	8,850,647

Metal Fabrication - 1.41%
Ladish Co., Inc.*	181,300	7,796,806

Motor Vehicle Parts - 1.70%
LKQ Corporation*	381,900	9,423,382

Petroleum -- International - 1.51%
Newfield Exploration Company*	182,900	8,331,095

Petroleum -- Services - 4.65%
Core Laboratories N.V.*	35,300	3,589,657
Dril-Quip, Inc.*	267,800	12,037,610
Oceaneering International, Inc.*	191,700	10,091,088
		25,718,355
Railroad - 1.89%
Westinghouse Air Brake Technologies Corporation	285,700	10,436,621

Restaurants - 2.95%
P.F. Chang's China Bistro, Inc.*	258,100	9,086,411
Panera Bread Company, Class A*	157,700	7,258,143
		16,344,554
Retail -- Specialty Stores - 2.61%
Coldwater Creek Inc.*	387,500	8,997,750
Tractor Supply Company*	104,200	5,419,442
		14,417,192
Timesharing and Software - 6.75%
Blackboard Inc.*	323,500	13,629,055
CoStar Group, Inc.*	111,400	5,891,946
FactSet Research Systems, Inc.	103,225	7,055,429
Knot, Inc. (The)*	194,100	3,917,908
Ultimate Software Group, Inc. (The)*	237,100	6,859,303
		37,353,641
Utilities -- Electric - 0.91%
Pike Electric Corporation*	225,700	5,051,166

TOTAL COMMON STOCKS AND WARRANTS - 92.80%		$513,434,481

(Cost: $414,858,843)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 0.90%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.39%, 7-3-07	$5,000	4,998,503

Leisure Time Industry - 1.81%
Walt Disney Company (The),
5.39%, 7-3-07	10,000	9,997,006

Publishing - 1.24%
E.W. Scripps Co.,
5.35%, 7-2-07	6,838	6,836,984

Restaurants - 1.27%
Starbucks Corporation,
5.45%, 7-2-07	7,000	6,998,940

Utilities -- Telephone - 1.98%
AT&T Inc.,
5.28%, 7-25-07	5,000	4,982,400
Verizon Communications Inc.,
5.37%, 7-2-07	6,000	5,999,105
		10,981,505

TOTAL SHORT-TERM SECURITIES - 7.20%		$39,812,938

(Cost: $39,812,938)

TOTAL INVESTMENT SECURITIES - 100.00%		$553,247,419

(Cost: $454,671,781)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Security valued in good faith by the Valuation Committee appointed by the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007